EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Statutory Surplus Reserve Activity [Table Text Block]
For the years ended December 31, 2014, 2013 and 2012, statutory surplus reserve activity was as follows:

	December 31,
	2014	2013	2012
	US$	US$	US$

Balance – beginning of year	76,260	75,489	74,469
Addition to statutory reserves	(33,999)	771	1,020
Balance –end of year	42,261	76,260	75,489

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Company valued the stock options using the Black-Scholes model with the following assumptions:

				Grant Date
Expected	Expected	Dividend	Risk Free	Fair Value
Terms (years)	Volatility	Yield	Interest Rate	Per share
5	126% - 192%	0%	0.83% - 1.65%	$1.22 - $5.15

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The following is a summary of the option activity:

		Weighted Average	Aggregate
Stock options	Shares	Exercise Price	Intrinsic Value
Outstanding as of December 31, 2012	450,000	$1.45	$400,500
Granted	94,000
Forfeited	(94,000)
Exercised	(8,000)
Outstanding as of December 31, 2013	442,000	$1.63	$994,160
Granted	131,000
Forfeited	(31,000)
Exercised	(134,000)
Outstanding as of December 31, 2014	408,000	$2.89	$(63,320)

Schedule of Share-based Compensation Shares Authorized Under Stock Option Plans by Exercise Price Range [Table Text Block]
Following is a summary of the status of options outstanding and exercisable at December 31, 2014:

Outstanding options			Exercisable options
Average Exercise price	Number	Average remaining contractual life(years)	Average Exercise price	Number	Average remaining contractual life(years)
$1.45	183,000	2	$1.45	61,000	2

$2.3	94,000	3.77	$2.3	18,800	3.77

$5.31	131,000	4.64	$5.31	-	4.64

For the years ended December 31, 2014, 2013 and 2012, the Company recognized $160,613, $94,271 and $110,163, respectively, as compensation expense under its stock option plan.